Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from Grants	$ 71,474	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 174,738	$ 1,004,211	$ 441,561	$ 797,040	$ 174,898	$ 337,781	$ 882,956	$ 2,417,550	$ 2,657,327
Operating expenses:
Research and development	384,653			516,202						788,282	919,062	1,812,969	2,914,878	3,043,522
General and Administrative Expense	364,889			344,862						766,330	716,664	1,807,605	1,792,160	1,752,765
Total operating expenses	749,542			861,064						1,554,612	1,635,726	3,620,574	4,707,038	4,796,287
Loss from operations	(678,068)			(680,623)						(1,379,714)	(1,297,945)	(2,737,618)	(2,289,488)	(2,138,960)
Other income:
Interest income	1,865			1,086						3,057	2,490	4,063	4,545	3,820
Net loss	$ (676,203)	$ (923,585)	$ (514,515)	$ (679,537)	$ (615,918)	$ (871,714)	$ (190,148)	$ (526,284)	$ (696,797)	$ (1,376,657)	$ (1,295,455)	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.02)			$ (0.03)						$ (0.04)	$ (0.05)	$ (0.10)	$ (0.11)	$ (0.12)
Weighted averages shares outstanding (in shares)	31,950,813			25,075,729						31,950,813	24,921,376	26,645,140	21,212,327	18,315,669